Restricted Cash (Details)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Restricted Cash [Line Items]
Restricted cash	$ 6,000,000	$ 765,306	$ 16,048,967
Construction [Member]
Restricted Cash [Line Items]
Restricted cash	$ 6,000,000	$ 765,306	$ 6,000,000